Onerous Contract Provisions - Additional information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	6.50%	5.30%
Onerous Contracts Provision [Member] | Bottom of range [Member]
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	4.00%	3.50%
Onerous Contracts Provision [Member] | Top of range [Member]
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	5.70%	4.40%